Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-022 [Master Trust]
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]	NOTE 1. PLAN DESCRIPTIONS
The following descriptions provide only general information. Detailed provisions covering participant eligibility, participant allotments from pay, participant withdrawals, participant loans, employer contributions and related vesting of contributions and plan expenses are provided in the plan texts and prospectuses. The AT&T Retirement Savings Plan (ARSP) and AT&T Puerto Rico Retirement Savings Plan (ARSP-PR) (collectively referred to as the Plans) are defined contribution plans and are subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

The AT&T Retirement Savings Plan (ARSP) was originally established by BellSouth Corporation (BellSouth), which was acquired by AT&T Inc. (AT&T or the Company), in December 2006. The AT&T Puerto Rico Retirement Savings Plan (ARSP-PR) was originally established by CCPR Inc. The ARSP-PR became sponsored by AT&T effective December 31, 2008.

The Plans participate in the AT&T Savings Plan Master Trust (AT&T Master Trust) for certain participant investment fund options as described below. The AT&T Master Trust invests in the AT&T Savings Group Investment Trust (Group Trust) for the remaining participant investment fund options. The Bank of New York Mellon Corporation (BNY Mellon) serves as trustee for both the AT&T Master Trust and Group Trust. With respect to the ARSP-PR, BNY Mellon serves as a U.S. custodian pursuant to a custodian agreement and Oriental Financial Group serves as trustee of the associated trust known as the AT&T Puerto Rico Retirement Savings Plan Trust. Fidelity Investments Institutional Operations Company, Inc. (Fidelity) serves as recordkeeper for the Plans.

During 2025 and 2024, participants could invest their contributions in one or more of the available funds in 1% increments:

• AT&T Total Return Bond Fund*	• Small and Mid-Sized U.S. Stock Index Fund**
• AT&T U.S. Stock Fund*	• International Stock Index Fund**
• AT&T International Stock Fund*	• Large Cap U.S. Stock Index Fund**
• AT&T Stable Value Fund*	• AT&T Shares Fund**
• Total U.S. Stock Market Index Fund**	• Fidelity BrokerageLink®**
• AT&T Age-Based Asset Allocation Funds (based on retirement date)**
*    Investment fund option of the Group Trust.
**    Investment fund option of the AT&T Master Trust.

Participants contribute to the Plans through payroll allotments. The Company contributes to the Plans by matching the participants’ contributions based on the provisions of the respective plan. For the ARSP, some matching contributions are made in the form of cash and are participant directed immediately upon allocation. The majority of Company matching contributions for the ARSP and all Company matching contributions for the ARSP-PR are made solely in the form of shares of AT&T’s common stock. Matching contributions made in stock into the ARSP are held in an Employee Stock Ownership Plan (ESOP), which is part of the AT&T Shares Fund, within the AT&T Master Trust. Matching contributions made in stock into the ARSP-PR are held in a separate stock bonus portion of the ARSP-PR. Company contributions made to the Plans can be immediately diversified into any of the fund options above. Dividends on AT&T shares held in the ARSP can either be reinvested in the AT&T Shares Fund on a quarterly basis, or paid into a short-term interest bearing fund for distribution (or pass-through) before the end of the year. Interest earned on dividends held in the short-term interest bearing fund are used to purchase additional units of the AT&T Shares Fund in the participant’s account. During 2025, participants in the ARSP elected to receive $15,465 in dividend distributions, which are included in distributions on the statements of changes in net assets available for benefits. Dividends on AT&T shares held in the ARSP-PR are not eligible for pass-through and are reinvested in the AT&T Shares Fund on a quarterly basis.

Each participant is entitled to exercise voting rights attributable to the AT&T shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. Subject to the fiduciary provisions of ERISA, the trustee will not vote any allocated shares for which instructions have not been given by the participant. The trustee votes any unallocated shares in the same proportion as it votes those shares that were allocated to the extent the proportionate vote is consistent with the trustee’s fiduciary obligation under ERISA. Participants have the same voting rights in the event of a tender or exchange offer.
Although it has not expressed any intent to do so, AT&T has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions of ERISA. In the event that the Plans are terminated, subject to the conditions set forth by ERISA, the account balances of all participants shall be 100% vested.
Administrative and Operating Expenses; Investment Manager Fees Except to the extent paid by the Company, all expenses incident to the administration and operation of the Plans are charged to participants, either directly to their accounts or through the investment funds offered under the Group Trust or AT&T Master Trust, in accordance with administrative procedures established by the Plan administrator. Investment manager fees are charged through the investment funds. Expenses charged directly to participant accounts (e.g., recordkeeping, communications fees) are reflected as a periodic fee on the participant account statements. In addition, expenses and fees with respect to certain transactions and services (e.g., plan loan initiation fees) are charged directly to participants who incur them rather than to the Plans as a whole.
EBP-43-1301883-009 [ARSP]
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]	NOTE 1. PLAN DESCRIPTIONS
The following descriptions provide only general information. Detailed provisions covering participant eligibility, participant allotments from pay, participant withdrawals, participant loans, employer contributions and related vesting of contributions and plan expenses are provided in the plan texts and prospectuses. The AT&T Retirement Savings Plan (ARSP) and AT&T Puerto Rico Retirement Savings Plan (ARSP-PR) (collectively referred to as the Plans) are defined contribution plans and are subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

The AT&T Retirement Savings Plan (ARSP) was originally established by BellSouth Corporation (BellSouth), which was acquired by AT&T Inc. (AT&T or the Company), in December 2006. The AT&T Puerto Rico Retirement Savings Plan (ARSP-PR) was originally established by CCPR Inc. The ARSP-PR became sponsored by AT&T effective December 31, 2008.

The Plans participate in the AT&T Savings Plan Master Trust (AT&T Master Trust) for certain participant investment fund options as described below. The AT&T Master Trust invests in the AT&T Savings Group Investment Trust (Group Trust) for the remaining participant investment fund options. The Bank of New York Mellon Corporation (BNY Mellon) serves as trustee for both the AT&T Master Trust and Group Trust. With respect to the ARSP-PR, BNY Mellon serves as a U.S. custodian pursuant to a custodian agreement and Oriental Financial Group serves as trustee of the associated trust known as the AT&T Puerto Rico Retirement Savings Plan Trust. Fidelity Investments Institutional Operations Company, Inc. (Fidelity) serves as recordkeeper for the Plans.

During 2025 and 2024, participants could invest their contributions in one or more of the available funds in 1% increments:

• AT&T Total Return Bond Fund*	• Small and Mid-Sized U.S. Stock Index Fund**
• AT&T U.S. Stock Fund*	• International Stock Index Fund**
• AT&T International Stock Fund*	• Large Cap U.S. Stock Index Fund**
• AT&T Stable Value Fund*	• AT&T Shares Fund**
• Total U.S. Stock Market Index Fund**	• Fidelity BrokerageLink®**
• AT&T Age-Based Asset Allocation Funds (based on retirement date)**
*    Investment fund option of the Group Trust.
**    Investment fund option of the AT&T Master Trust.

Participants contribute to the Plans through payroll allotments. The Company contributes to the Plans by matching the participants’ contributions based on the provisions of the respective plan. For the ARSP, some matching contributions are made in the form of cash and are participant directed immediately upon allocation. The majority of Company matching contributions for the ARSP and all Company matching contributions for the ARSP-PR are made solely in the form of shares of AT&T’s common stock. Matching contributions made in stock into the ARSP are held in an Employee Stock Ownership Plan (ESOP), which is part of the AT&T Shares Fund, within the AT&T Master Trust. Matching contributions made in stock into the ARSP-PR are held in a separate stock bonus portion of the ARSP-PR. Company contributions made to the Plans can be immediately diversified into any of the fund options above. Dividends on AT&T shares held in the ARSP can either be reinvested in the AT&T Shares Fund on a quarterly basis, or paid into a short-term interest bearing fund for distribution (or pass-through) before the end of the year. Interest earned on dividends held in the short-term interest bearing fund are used to purchase additional units of the AT&T Shares Fund in the participant’s account. During 2025, participants in the ARSP elected to receive $15,465 in dividend distributions, which are included in distributions on the statements of changes in net assets available for benefits. Dividends on AT&T shares held in the ARSP-PR are not eligible for pass-through and are reinvested in the AT&T Shares Fund on a quarterly basis.

Each participant is entitled to exercise voting rights attributable to the AT&T shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. Subject to the fiduciary provisions of ERISA, the trustee will not vote any allocated shares for which instructions have not been given by the participant. The trustee votes any unallocated shares in the same proportion as it votes those shares that were allocated to the extent the proportionate vote is consistent with the trustee’s fiduciary obligation under ERISA. Participants have the same voting rights in the event of a tender or exchange offer.
Although it has not expressed any intent to do so, AT&T has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions of ERISA. In the event that the Plans are terminated, subject to the conditions set forth by ERISA, the account balances of all participants shall be 100% vested.
Administrative and Operating Expenses; Investment Manager Fees Except to the extent paid by the Company, all expenses incident to the administration and operation of the Plans are charged to participants, either directly to their accounts or through the investment funds offered under the Group Trust or AT&T Master Trust, in accordance with administrative procedures established by the Plan administrator. Investment manager fees are charged through the investment funds. Expenses charged directly to participant accounts (e.g., recordkeeping, communications fees) are reflected as a periodic fee on the participant account statements. In addition, expenses and fees with respect to certain transactions and services (e.g., plan loan initiation fees) are charged directly to participants who incur them rather than to the Plans as a whole.
EBP-43-1301883-011 [PRRSP]
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]	NOTE 1. PLAN DESCRIPTIONS
The following descriptions provide only general information. Detailed provisions covering participant eligibility, participant allotments from pay, participant withdrawals, participant loans, employer contributions and related vesting of contributions and plan expenses are provided in the plan texts and prospectuses. The AT&T Retirement Savings Plan (ARSP) and AT&T Puerto Rico Retirement Savings Plan (ARSP-PR) (collectively referred to as the Plans) are defined contribution plans and are subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

The AT&T Retirement Savings Plan (ARSP) was originally established by BellSouth Corporation (BellSouth), which was acquired by AT&T Inc. (AT&T or the Company), in December 2006. The AT&T Puerto Rico Retirement Savings Plan (ARSP-PR) was originally established by CCPR Inc. The ARSP-PR became sponsored by AT&T effective December 31, 2008.

The Plans participate in the AT&T Savings Plan Master Trust (AT&T Master Trust) for certain participant investment fund options as described below. The AT&T Master Trust invests in the AT&T Savings Group Investment Trust (Group Trust) for the remaining participant investment fund options. The Bank of New York Mellon Corporation (BNY Mellon) serves as trustee for both the AT&T Master Trust and Group Trust. With respect to the ARSP-PR, BNY Mellon serves as a U.S. custodian pursuant to a custodian agreement and Oriental Financial Group serves as trustee of the associated trust known as the AT&T Puerto Rico Retirement Savings Plan Trust. Fidelity Investments Institutional Operations Company, Inc. (Fidelity) serves as recordkeeper for the Plans.

During 2025 and 2024, participants could invest their contributions in one or more of the available funds in 1% increments:

• AT&T Total Return Bond Fund*	• Small and Mid-Sized U.S. Stock Index Fund**
• AT&T U.S. Stock Fund*	• International Stock Index Fund**
• AT&T International Stock Fund*	• Large Cap U.S. Stock Index Fund**
• AT&T Stable Value Fund*	• AT&T Shares Fund**
• Total U.S. Stock Market Index Fund**	• Fidelity BrokerageLink®**
• AT&T Age-Based Asset Allocation Funds (based on retirement date)**
*    Investment fund option of the Group Trust.
**    Investment fund option of the AT&T Master Trust.

Participants contribute to the Plans through payroll allotments. The Company contributes to the Plans by matching the participants’ contributions based on the provisions of the respective plan. For the ARSP, some matching contributions are made in the form of cash and are participant directed immediately upon allocation. The majority of Company matching contributions for the ARSP and all Company matching contributions for the ARSP-PR are made solely in the form of shares of AT&T’s common stock. Matching contributions made in stock into the ARSP are held in an Employee Stock Ownership Plan (ESOP), which is part of the AT&T Shares Fund, within the AT&T Master Trust. Matching contributions made in stock into the ARSP-PR are held in a separate stock bonus portion of the ARSP-PR. Company contributions made to the Plans can be immediately diversified into any of the fund options above. Dividends on AT&T shares held in the ARSP can either be reinvested in the AT&T Shares Fund on a quarterly basis, or paid into a short-term interest bearing fund for distribution (or pass-through) before the end of the year. Interest earned on dividends held in the short-term interest bearing fund are used to purchase additional units of the AT&T Shares Fund in the participant’s account. During 2025, participants in the ARSP elected to receive $15,465 in dividend distributions, which are included in distributions on the statements of changes in net assets available for benefits. Dividends on AT&T shares held in the ARSP-PR are not eligible for pass-through and are reinvested in the AT&T Shares Fund on a quarterly basis.

Each participant is entitled to exercise voting rights attributable to the AT&T shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. Subject to the fiduciary provisions of ERISA, the trustee will not vote any allocated shares for which instructions have not been given by the participant. The trustee votes any unallocated shares in the same proportion as it votes those shares that were allocated to the extent the proportionate vote is consistent with the trustee’s fiduciary obligation under ERISA. Participants have the same voting rights in the event of a tender or exchange offer.
Although it has not expressed any intent to do so, AT&T has the right under the Plans to discontinue its contributions at any time and to terminate the Plans subject to the provisions of ERISA. In the event that the Plans are terminated, subject to the conditions set forth by ERISA, the account balances of all participants shall be 100% vested.
Administrative and Operating Expenses; Investment Manager Fees Except to the extent paid by the Company, all expenses incident to the administration and operation of the Plans are charged to participants, either directly to their accounts or through the investment funds offered under the Group Trust or AT&T Master Trust, in accordance with administrative procedures established by the Plan administrator. Investment manager fees are charged through the investment funds. Expenses charged directly to participant accounts (e.g., recordkeeping, communications fees) are reflected as a periodic fee on the participant account statements. In addition, expenses and fees with respect to certain transactions and services (e.g., plan loan initiation fees) are charged directly to participants who incur them rather than to the Plans as a whole.